Condensed Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2010
Revenues	$ 83,155	$ 91,665	$ 219,591	$ 258,649	$ 353,517		$ 197,874		$ 136,952
Cost of revenues	47,690	52,006	128,621	148,687	202,514	[1]	117,062	[1]	82,404	[1]
Gross profit	35,465	39,659	90,970	109,962	151,003		80,812		54,548
Operating expenses:
Research and development	5,677	4,619	15,440	11,671	16,699	[1]	11,374	[1]	31,704	[1]
Sales, general and administrative	6,285	2,484	16,133	7,059	9,012	[1]	7,358	[1]	18,162	[1]
Total operating expenses	11,962	7,103	31,573	18,730	25,711		18,732		49,866
Income from operations	23,503	32,556	59,397	91,232	125,292		62,080		4,682
Interest income (expense) and other, net	(287)	(190)	(570)	(1,136)	(1,269)		79		581
Income before provision for income taxes	23,216	32,366	58,827	90,096	124,023		62,159		5,263
Provision for income taxes	2,549	4,446	7,178	15,992	21,434		12,432		10,719
Net income	20,667	27,920	51,649	74,104	102,589		49,727		(5,456)
Preferred stock cumulative dividend and accretion of cost of preferred stock				(112,431)	(112,431)		(42,068)		(1,436)
Less allocation of net income to participating preferred stockholders							(2,784)
Net income (loss) attributable to common stockholders	20,667	27,920	51,649	(38,327)	(9,842)		4,875		(6,892)
Undistributed earnings re-allocated to common stockholders							103
Net income (loss) attributable to common stockholders-diluted		$ 27,920			$ (9,842)		$ 4,978		$ (6,892)
Net income (loss) per share of common stock:
Basic	$ 0.24	$ 0.30	$ 0.58	$ (0.48)	$ (0.12)		$ 0.08		$ (0.08)
Diluted	$ 0.23	$ 0.30	$ 0.57	$ (0.48)	$ (0.12)		$ 0.07		$ (0.08)
Weighted average shares used in computing net income (loss) per share of common stock:
Basic	87,004	91,861	88,702	80,648	83,460		63,092		88,972
Diluted	88,953	94,177	90,656	80,648	83,460		66,907		88,972
Cash dividends declared per common share			$ 0.18

[1]	Includes stock-based compensation as follows Cost of revenues $ 117 $ 30 $ 124 Research and development 542 285 26,221 Sales, general and administrative 834 637 9,814